Accounting policies - Impairment of financial assets - Sensitivity analysis and Written-off loans (Details)	12 Months Ended
Dec. 31, 2020
Small and medium size enterprises loans
Financial instruments
Loan write off threshold period	181 days
Revolving SMEs loans
Financial instruments
Loan write off threshold period	151 days
Mortgage loans
Financial instruments
Loan write off threshold period	36 days
Installment loans to individuals - Revolving consumer credit cards loans
Financial instruments
Loan write off threshold period	151 days
Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Loan write off threshold period	181 days
Most Favorable Input, Potential Impact
Financial instruments
Sensitivity analysis, assumed weighting (as a percent)	(100.00%)
Most Favorable Input, Potential Impact | Retail loan portfolio
Financial instruments
Weightings (as a percent)	(9.70%)
Most Favorable Input, Potential Impact | Non-retail loan portfolio
Financial instruments
Weightings (as a percent)	(9.20%)
Least Favorable Input, Potential Impact
Financial instruments
Sensitivity analysis, assumed weighting (as a percent)	100.00%
Least Favorable Input, Potential Impact | Retail loan portfolio
Financial instruments
Weightings (as a percent)	13.90%
Least Favorable Input, Potential Impact | Non-retail loan portfolio
Financial instruments
Weightings (as a percent)	8.80%